UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit (loss)	$ (23)	$ 40	$ (158)	$ (134)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	55	(82)	116	(163)
Net investment and cash flow hedges	(29)	87	(71)	146
Taxes on the above items	4	(7)	11	(15)
Reclassification to profit or loss	(41)	(25)	(41)	(42)
Total other comprehensive income (loss)	(11)	(27)	15	(74)
Comprehensive income (loss)	(34)	13	(143)	(208)
Attributable to:
Brookfield Business Partners	(125)	127	(177)	(45)
Non-controlling interests	$ 91	$ (114)	$ 34	$ (163)